Related Party Transactions -Summary of Compensation of Key Management Personnel of Bank (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and cash incentives	[1]	$ 25	$ 23
Equity-based payment	[2]	29	32
Pension and other benefits	[1]	2	2
Total		$ 56	$ 57

[1]	Expensed during the year.
[2]	Awarded during the year.